INCOME TAXES (Details Narrative)	12 Months Ended
Sep. 30, 2024 USD ($)
Income Tax Disclosure [Abstract]
Deferred tax asset gross	$ 4,329,384
Operating loss carryforward	$ 20,616,114
Effective income tax percentage	50.00%
Valuation allowance	$ 0